Notes to the cash flow statement	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Notes to the cash flow statement

28. Notes to the cash flow statement

Changes in liabilities arising from financing activities.

	January 1, 2023	Cash flows from financing activities : Repayments	Non-cash flows: New lease liabilities	December 31, 2023
	£000s	£000s	£000s	£000s
Lease liabilities	446	(174)	-	272
Total liabilities from financing activities	446	(174)	-	272